Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Principal Accounting Policies

2. Principal Accounting Policies

(a) Basis of presentation, principles of consolidation and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs, and the subsidiary of one of its VIEs prepared on a going concern basis. The consolidated financial statements do not include the financial position and results of operations of PHOENIXi and its subsidiaries on a consolidated basis as they have been undergoing liquidation since October 2006 and were liquidated on December 21, 2011 (see Note 17). All significant transactions and balances among the Company, its subsidiaries, VIEs and the subsidiary of the VIE have been eliminated upon consolidation. Based on the contractual arrangements (see Note 1), the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 “Consolidation”, because Fenghuang On-line holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The consolidated financial statements of the Company are prepared in accordance with U.S. GAAP.

The Reorganization as described in Note 1 has been accounted for on a carryover basis as a reorganization of businesses under common control in a manner similar to a pooling of interests.

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding and promotions, technical support and corporate management. There were no payments for these arrangements until November 2009, when the Group entered into a cooperation agreement with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group (See Note 18(a)). The agreement was effective as of January 1, 2010. Accordingly, the related costs and expenses were recorded by the Group based on the cooperation agreement for the years ended December 31, 2010 and 2011. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of the cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged.

Apart from the above cooperation agreement, Phoenix TV Group also paid certain expenses on the behalf of the Group, such as technical support services, data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of operations.

The Group’s consolidated financial statements includes the allocation of content costs, the allocation of advertising and promotion fees, technical services expenses and corporate administrative expenses, as well as technical support services, data line usage and other general and administrative expenses that Phoenix TV Group paid on the behalf of the Group. These costs and expenses were allocated or charged to the Group using the following principles for the years before 2010:

a)	Program content produced by Phoenix TV Group was partly used to support the Group’s operations. These content production costs were allocated to the Group based on its percentage of relative revenues generated from such content by the Group to the total relative revenues generated by the Group and Phoenix TV Group. The content production costs allocated to the Group were RMB1.5 million for the year ended December 31, 2009, which were included in cost of revenues and recorded as a contribution from Phoenix TV Group.

b)	Data line service fees paid to external parties by Phoenix TV Group on behalf of the Group were actually charged to the Group with the amount of RMB0.4 million for the year ended December 31, 2009. These fees were included in cost of revenues.

c)	The Group and Phoenix TV Group collaborated on and conducted promotion campaigns for mutual branding and promotions. Total advertising and promotion fees incurred by the Group and by Phoenix TV Group were allocated to the Group based on its percentage of revenues to the total revenues of the Group and Phoenix TV Group. For the year ended December 31, 2009, the Group’s actual incurred amount of the advertising and promotion expenses exceeded the advertising and promotion expenses allocated to the Group, and the excess portion was amounted to RMB1.4 million, which were recorded as a distribution to Phoenix TV Group.

d)	The Group allocated certain technical service expenses to Phoenix TV Group based on the percentage of estimated time incurred for Phoenix TV Group to the total time incurred for the Group and for Phoenix TV Group, with the amount of RMB0.3 million for the year ended December 31, 2009. These expenses were recorded as a distribution to Phoenix TV Group. In addition, salaries, bonuses and other benefits of Phoenix TV Group’s technical support staff were actually charged to the Group based on the actual time incurred for PNM business, amounted to RMB0.5 million for the year ended December 31, 2009, and were included in technology and product development expenses.

e)	Corporate administrative expenses comprised salaries, bonuses and other benefits of the Phoenix TV’s senior management which were allocated to the Group based on the percentage of estimated time incurred for PNM business to total time incurred for the Group and for Phoenix TV Group, amounted to RMB0.1 million for the year ended December 31, 2009. These expenses were included in general and administrative expenses and recorded as a contribution from Phoenix TV Group. In addition, other general and administrative expenses paid to external parties by Phoenix TV Group on behalf of the Group were actually charged to the Group, amounted to RMB1.1 million for the year ended December 31, 2009.

For the year ended December 31, 2009, the above equity transactions with Phoenix TV Group resulting from expenses allocations totaled to a net distribution of equity to Phoenix TV Group amounted to RMB 0.1 million.

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Group believes that the accounting for advertising and paid service revenues, the allocation of content costs and other corporate expenses, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowances for doubtful debt, share-based compensation, consolidation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets, determination of the fair value of financial instruments, determination of the fair value of series A convertible redeemable preferred shares and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in the BVI is United States dollar (“US$”), its subsidiary incorporated in Hong Kong is Hong Kong dollar (“HK$”), while the functional currency of the other entities in the Group is RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive income/(loss) in the statement of shareholders’ equity/(deficit) and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at period-end are recognized in foreign currency exchange gain or loss, net in the consolidated statement of operations.

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2939 on December 30, 2011 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(e) Fair value of financial instruments

The Group’s financial instruments include cash and cash equivalents, term deposits, accounts receivable, note receivable, amounts due from related parties, prepayment and other current assets, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, and accrued expense and other current liabilities. The carrying amount of accounts receivable, amounts due from related parties, prepayment and other current assets, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, accrued expense and other current liabilities approximates their fair value. Other financial instruments are measured at their respective fair values. On January 1, 2008, the Group adopted the U.S. GAAP guidance on “Fair Value Measurements”. Refer to Note 15 for details.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less.

(g) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and up to one year. Interest earned is recorded as interest income in the consolidated statements of operations for the periods presented.

(h) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness, financial conditions of the customers and industry trend analysis, resulting in their inability to make payments due to the Group. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be not recoverable. Refer to Note 4 for details.

(i) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated useful lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

(j) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties and an Internet domain name. Intangible assets are stated at cost less accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, and 10 years for the Internet domain name.

(k) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized for any of the periods presented.

(l) Note receivable

Note receivable represents a promissory note investment in PHOENIXi, which was liquidated on December 21, 2011. Refer to Note 17 for details.

(m) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2009-13 Multiple Deliverable Revenue Arrangements to address the accounting for multiple-deliverable arrangements. ASU 2009-13 is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected early adoption ASU 2009-13 through a retrospective application to all revenue arrangements for all periods presented of the financial statements.

(i)	Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s website in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, buttons, and rich media. Advertisements on the Group’s website are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s website over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. The Group mainly uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third -party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) management’s best estimate of the selling price for that deliverable. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25 Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB8.6 million, RMB26.9 million and RMB49.1 million (US$7.8 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2009, 2010 and 2011, respectively.

Barter transactions

The Group enters into barter transaction involving advertising services and follows ASC 605-20 Revenue recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered/received in the transaction is not determinable for the years ended December 31, 2009, 2010 and 2011. For the year ended December 31, 2011, except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for technical and marketing services amounted to RMB2.3 million (US$0.4 million).

(ii)	Paid service revenues

Paid service revenues comprise of MIVAS and video VAS.

MIVAS

MIVAS revenues are derived from providing mobile phone users with digital reading services, mobile game services, wireless value-added services (“WVAS”) and Internet value-added services(“Internet VAS”). WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”), interactive voice response (“IVR”) and wireless application protocol (“WAP”) services. Revenues from digital reading services, mobile game services and WVAS are charged on a monthly or per-usage basis. Internet VAS revenues mainly consisted of online games and online promotion solutions. Revenues from MIVAS are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MIVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC and its subsidiaries are related parties of the Group, see Note 19.

For mobile game services and most of WVAS, the Group is responsible to provide desired services to the customers and has reasonable latitude to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis. Revenues from digital reading services and music services are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Due to the time lag between when the services are rendered and when the operator billing statements are received, most MIVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the periods presented.

The Group also contracts with CMCC to provide news contents and other services to support CMCC’s own mobile newspaper products. A fixed fee is charged for the contract period, and is recognized as revenue using straight-line method.

Video VAS

The Group provides video programming such as documentaries, news clips and features edited and produced by the Group to the customers through its online subscription and pay-per-view video services and mobile subscription and pay-per-view video services. Such revenues are recognized evenly in the subscription period, or in the period in which pay-per-view service is provided, provided no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with CMCC and other mobile operators for billing, collection and transmission services related to the mobile video services. Revenues from mobile video services are recorded on a net basis as the operators are considered primary obligor in the transaction.

The Group also generates revenues from video content sales agreements for television programming produced by Phoenix TV Group. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605 Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. Pursuant to the cooperation agreement signed with Phoenix TV, the Group pays Phoenix TV 50% of the revenues generated from sales of Phoenix TV’s video content, which is recorded in cost of revenues. See Note 18(a).

(n) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the company’s channel partners, (ii) content and operational costs, including salary expenses associated with content production and advertisement sales support staff, content procurement costs to third party professional media companies and to Phoenix TV, administrative costs related to in-house content production, channel testing costs, rental cost, depreciation and other operating costs, (iii) bandwidth costs, and (iv) business taxes and related surcharges.

In China, business taxes are imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China, transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee on the provision of advertising services in China. As a result of the Group’s current structure in the PRC, the Group’s revenues are subject to business tax and surcharge more than once. The VIEs’ advertising revenues earned from external customers are subject to business taxes, surcharges and cultural development fees of totaling 8.5%. The VIEs’ paid service revenues earned from external customers are subject to business taxes and surcharges ranging from 3.3% to 5.5%. Additionally, the technical service fees paid by the VIEs to Fenghuang On-line pursuant to the Contractual Agreements are subject to business taxes and surcharges of 5.5%.

The Group records the business tax and surcharges incurred in cost of revenues. The business tax and surcharges in cost of revenues for the years ended December 31, 2009, 2010 and 2011 were RMB13.8 million, RMB28.3 million and RMB59.5 million (US$9.5 million), respectively.

(o) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) the sales and marketing personnel-related expenses including sales commissions; (ii) advertising and promotion expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising expenses were RMB5.9 million, RMB10.6 million and RMB17.5 million (US$2.8 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

(p) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s websites; (ii) expenses associated with new technology and product development and enhancement; and iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the periods presented.

(q) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leaser are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term. The Group normalizes rent expense on operating leases that involve rent concessions.

(r) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs and/or expenses in the consolidated statements of operations, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rate are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. See Note 14 for further information regarding share-based compensation assumptions and expenses.

(s) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of operations in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2007, which clarified the accounting for uncertainty in income taxes by prescribing the recognition and measurement thresholds a tax position is required to meet before being recognized in the financial statements. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. See Note 11 for details of the Group’s tax positions.

(t) Employee social security and welfare benefits

Full-time employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. Employee social benefits included as expenses in the accompanying consolidated statements of operations were RMB11.9 million, RMB17.9 million and RMB31.7 million (US$5.0 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

(u) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, Fenghuang On-line has to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with China’s Company Laws, Tianying Jiuzhou, Tianying Chuangzhi and Yifeng Lianhe must make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

The Group has made appropriations of RMB1.9 million, RMB4.0 million and RMB14.3 million (US$2.3 million) to its statutory reserves for the years ended December 31, 2009, 2010 and 2011, respectively.

(v) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(w) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2009 and 2010 and 2011, respectively. The Group does not have any present plan to pay dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

(x) Net loss per share

The Company computes net loss per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders, considering the accretion of redemption feature and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (see Note 12), by the weighted average number of ordinary shares outstanding during the period except that it does not include unvested restricted share.

Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the period. Dilutive ordinary equivalent shares are excluded in the denominator of the diluted loss per share calculation if their effects would be anti-dilutive. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the Series A Preferred Shares using the if-converted method, ordinary shares issuable upon the conversion of contingently issuable shares for former employees using the if-converted method, and ordinary shares issuable upon the exercise of share options and the vesting of restricted share units and restricted shares using the treasury stock method.

(y) Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of shareholders’ equity/(deficit) and comprehensive income. Accumulated other comprehensive loss, as presented on the Company’s consolidated balance sheets, includes the foreign currency translation adjustment.

(z) Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(aa) Recently issued accounting pronouncements

In May 2011, the FASB issued Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, an accounting standard update which amended the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For public entities, the amendments are effective prospectively during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. This amendment is effective the same time the new standard on comprehensive income is adopted. The Group intends to provide the required financial reporting presentation upon the effective date of the updated standard. The adoption of these standards will change the presentation of the Group’s financial statement but will not affect the calculation of net income, comprehensive income or earnings per share.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities”. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.